ACQUISITIONS (Details 1)	12 Months Ended
Jun. 30, 2021 USD ($)
Intangible Assets	$ 580,000
Goodwill	2,006,000
Total Purchase Price	2,586,000
Technology [Member]
Total Purchase Price	520,000
Tradename [Member]
Total Purchase Price	$ 60,000